Fair Value Measurements	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
25.	FAIR VALUE MEASUREMENTS

The following table sets forth the financial instruments measured or disclosed at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2018 and 2019 and non-recurring fair value measurements as of December 31, 2018 and 2019:

	Fair Value Measurements
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gain/ (Losses)
	RMB	RMB	RMB	RMB	US$
Recurring
As of December 31, 2018:
Short-term investments
Available-for-sale debt securities		6,061,832
Prepayment and other assets
Option to purchase equity interests of a listed company			5,866
Accrued expenses and other liabilities
Contingent consideration liability			11,081
Convertible senior notes		4,922,514

As of December 31, 2019:
Short-term investments
Available-for-sale debt securities		890,459
Held-to-maturity debt securities		3,688,854
Long-term investments
Available-for-sale debt security			10,259
Held-to-maturity debt securities		490,799
Prepayment and other assets
Option to purchase equity interests of a listed company			14
Convertible senior notes		14,142,006

Non-recurring
As of December 31, 2018:
Equity investments at fair value without readily determinable fair value			356,839	189,639

As of December 31, 2019:
Long-term investments			—	(169,374)	(24,329)
Intangible assets, net			72,302	(99,096)	(14,234)
Equity investments at fair value without readily determinable fair value			44,198	7,024	1,009

Recurring

As of December 31, 2019, the Group estimated the fair value of short-term available-for-sale debt securities and held-to-maturity debt securities using the income approach, based on quoted market interest rates of similar instruments. The short-term investments usually have original maturities of less than one year, the carrying value approximates to fair value.

Long-term available-for-sale debt security is a convertible debt instrument issued by a private company, which does not have readily determinable market values. The fair value of this investment was categorized as Level 3 in the fair value hierarchy. The Group uses a combination of valuation methodologies, including market and income approaches based on the Group’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing, future cash flow forecasts and liquidity factors.

The Group utilized the Black-Scholes option pricing model to determine the fair value of the option granted to the Group to purchase equity interests of a listed company, with the assistance of an independent third-party valuation firm. As of December 31, 2019, estimates of the volatility for the option pricing model were based on the average annualized standard deviation of the historical stock prices of the listed company for the past 6.5 months. The estimated expected life of the option was based on the estimated time to exercise, which was determined to be 6.5 months. The risk-free interest rate was based on the Korean treasury yield for a term consistent with the estimated expected life.

The contingent consideration liability for the acquisition of Skymoons (Note 3) is classified within Level 3 as the fair value is measured based on inputs linked to the achievement of the Performance Targets that are unobservable in the market. On July 23, 2019, the Group waived specified adjusted net profit targets of the Earn-Out and therefore, the contingent consideration liability is no longer a level 3 fair value measurement as it is payable based on the continued employment of certain key employees.

The Company carries the convertible senior notes at face value less unamortized debt discount and issuance costs on its consolidated balance sheets, and presents the fair value for disclosure purposes only. The fair value of the convertible senior notes are classified as Level 2 fair value measurements based on dealer quotes. For further information on the convertible senior notes see Note 15.

The following table presents a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2019:

Unrealized loss in the option to purchase equity interests of a listed company and the contingent consideration liability were recorded as “Other income, net”, in the consolidated statements of comprehensive loss.

	Option to purchase equity interests of a listed company	Contingent consideration liability
	RMB	RMB
Balance as of December 31, 2018	5,866	11,081
Recognized during the year	—	—
Unrealized loss	(5,852)	141
Settled or transferred out	—	(11,222)
Balance as of December 31, 2019	14	—
Balance as of December 31, 2019 in US$	2	—

Non-recurring

The Group measures certain financial assets, including the investments under equity method at fair value on a non-recurring basis only if an impairment charge were to be recognized. The fair values of the Group’s privately held investments as disclosed are determined based on the pricing of recent rounds of financing, future cash flow forecasts and liquidity factors. For equity investments without readily determinable fair values for which the Company elected to use the measurement alternative starting in 2018, the equity investment is measured at fair value on a nonrecurring basis when there is an orderly transaction for identical or similar investments of the same issuer. The fair values of these investments were categorized as Level 3 in the fair value hierarchy.

The Group uses an income approach to determine the fair value of mobile games in development with the assistance of an independent third-party valuation firm (Note 9). Judgments involved in determining the fair value of mobile games in development includes forecasts of future cash flows, which are based on the Group’s best estimate of expected revenues and operating costs and expenses, future capital expenditures and working capital levels, as well as the risk-adjusted discount rate determined based on comparable companies operating in similar businesses and adjusted for an appropriate risk premium for the related asset.